Consolidated statements of changes in equity (CHF) In Millions, except Share data, unless otherwise specified		Total		Bank		Total shareholders' equity	Total shareholders' equity Bank	Common shares and participation certificates Bank	Additional paid-in capital		Additional paid-in capital Bank		Retained earnings	Retained earnings Bank	Treasury shares, at cost	Treasury shares, at cost Bank		Accumulated other comprehensive income	Accumulated other comprehensive income Bank	Noncontrolling interests		Noncontrolling interests Bank		Comprehensive income (loss)	Comprehensive income (loss) Bank
Balance at Dec. 31, 2008		47,221		46,149		32,302	26,868	4,400	25,166		25,059		18,780	5,132	(752)	18		(10,939)	(7,741)	14,919		19,281
Balance (in shares) at Dec. 31, 2008								43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(7)		0			9				9									(7)		(9)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(379)		(468)																(379)		(468)
Sale of subsidiary shares to noncontrolling interests, changing ownership		4		4		(1)	(1)		(1)		(1)									5		5
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,124		1,229																1,124		1,229
Net income/(loss)		6,411		5,732		6,724	6,429						6,724	6,429						(313)		(697)
Gains/(losses) on cash flow hedges		104		17		104	17											104	17					104	17
Foreign currency translation		(768)		(775)		(559)	(472)											(559)	(472)	(209)		(303)		(768)	(775)
Unrealized gains/(losses) on securities		47		13		47	13											47	13					47	13
Actuarial gains/(losses)		(348)		(223)		(348)	(223)											(348)	(223)					(348)	(223)
Net prior service cost		57				57												57						57
Total other comprehensive income/(loss), net of tax		(908)	[1]	(968)	[2]	(699)	(665)											(699)	(665)	(209)		(303)		(908)	(968)
Issuance of common shares/notes		17		(13)		17	(13)		17		(13)
Sale of treasury shares		17,657		1,695		17,657	1,695		223		50				17,434	1,645
Repurchase of treasury shares		(19,019)		(2,150)		(19,019)	(2,150)								(19,019)	(2,150)
Share-based compensation, net of tax		930		(797)		930	(797)		(551)		(797)				1,481
Dividends on share-based compensation, net of tax				(5)			(5)				(5)
Cash dividends paid		(375)		(252)		(246)	(141)						(246)	(141)						(129)		(111)
Change in scope of consolidation		(4,258)		(4,491)																(4,258)		(4,491)
Other		98		86		40	(1)		40		(3)			2						58		87
Balance at Dec. 31, 2009		48,328		45,751		37,517	31,228	4,400	24,706		24,299		25,258	11,422	(856)	(487)		(11,638)	(8,406)	10,811		14,523
Balance (in shares) at Dec. 31, 2009								43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(57)		(9)		(20)			(20)											(37)		(9)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(2,059)		(2,207)																(2,059)		(2,207)
Sale of subsidiary shares to noncontrolling interests, changing ownership		1																		1
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,907		471																1,907		471
Net income/(loss)		5,920		4,994		5,098	4,192						5,098	4,192						822		802
Cumulative effect of accounting changes, net of tax (Accounting Standards Update 2009-17 Consolidations (Topic 810))		(2,249)		(2,249)		(2,249)	(2,249)						(2,384)	(2,384)				135	135
Gains/(losses) on cash flow hedges		8		22		8	22											8	22					8	22
Foreign currency translation		(3,579)		(3,598)		(2,835)	(2,365)											(2,835)	(2,365)	(744)		(1,233)		(3,579)	(3,598)
Unrealized gains/(losses) on securities		7		14		7	14											7	14					7	14
Actuarial gains/(losses)		(245)		(111)		(245)	(110)											(245)	(110)			(1)		(245)	(111)
Net prior service cost		13		(1)		13	(1)											13	(1)					13	(1)
Total other comprehensive income/(loss), net of tax		(3,796)	[1]	(3,674)	[2]	(3,052)	(2,440)											(3,052)	(2,440)	(744)		(1,234)		(3,796)	(3,674)
Issuance of common shares/notes		9		1,567		9	1,567		9		1,567
Sale of treasury shares		24,749		2,082		24,749	2,082		19		(28)				24,730	2,110
Repurchase of treasury shares		(26,846)		(1,623)		(26,846)	(1,623)								(26,846)	(1,623)
Share-based compensation, net of tax		836		(1,715)		827	(1,725)		(1,593)		(1,725)				2,420					9		10
Dividends on share-based compensation, net of tax				(87)			(87)				(87)
Cash dividends paid		(2,800)		(3,305)		(2,656)	(3,162)						(2,656)	(3,162)						(144)		(143)
Change in scope of consolidation		(911)		(911)																(911)		(911)
Other		78		79																78		79
Balance at Dec. 31, 2010		43,015		39,164		33,282	27,783	4,400	23,026		24,026		25,316	10,068	(552)	0	[3]	(14,555)	(10,711)	9,733		11,381
Balance (in shares) at Dec. 31, 2010	[4]							43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(100)		(1)		6	(5)		6		(5)									(106)		4
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[5],[6]	(3,042)		(3,369)																(3,042)		(3,369)
Sale of subsidiary shares to noncontrolling interests, changing ownership						(7)			(7)											7
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[5]	522		544																522		544
Net income/(loss)		2,741		1,880		1,953	1,028						1,953	1,028						788	[7]	852	[7]
Gains/(losses) on cash flow hedges		(33)		(32)		(33)	(32)											(33)	(32)					(33)	(32)
Foreign currency translation		(263)		(295)		(308)	(334)											(308)	(334)	45		39		(263)	(295)
Unrealized gains/(losses) on securities		(18)		(2)		(18)	(2)											(18)	(2)					(18)	(2)
Actuarial gains/(losses)		(615)		142		(615)	142											(615)	142					(615)	142
Net prior service cost		395		(1)		395	(1)											395	(1)					395	(1)
Total other comprehensive income/(loss), net of tax		(534)	[1]	(188)	[2]	(579)	(227)											(579)	(227)	45		39		(534)	(188)
Issuance of common shares/notes		1,127		(2)		1,127	(2)		1,125		(2)
Sale of treasury shares		11,853		615		11,853	615		(102)		3				11,955	612	[3]
Repurchase of treasury shares		(11,790)		(612)		(11,790)	(612)								(11,790)	(612)	[3]
Share-based compensation, net of tax		152		(144)		152	(142)		(145)	[8]	(142)	[9]			297							(2)
Dividends on share-based compensation, net of tax				(85)			(85)				(85)
Cash dividends paid		(1,948)		(285)		(1,862)	(226)		(1,646)	[10]			(216)	(226)						(86)		(59)
Changes in redeemable noncontrolling interests		(765)		(765)		(625)	(625)		(625)	[11]	(625)	[12]								(140)		(140)
Change in scope of consolidation		(310)		(302)																(310)		(302)
Balance at Dec. 31, 2011		41,085		36,450		33,674	27,502	4,400	21,796		23,170		27,053	10,870	(90)	0	[3]	(15,134)	(10,938)	7,411		8,948
Balance (in shares) at Dec. 31, 2011								43,996,652

[1]	Refer to "Note 25 - Accumulated other comprehensive income" for details on the components of other comprehensive income.
[2]	Refer to "Note 24 - Accumulated other comprehensive income" for details on the components of other comprehensive income.
[3]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[4]	The Bank's total share capital is fully paid and consists of 43,996,652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[7]	Net income attributable to noncontrolling interests excludes CHF 49 million due to redeemable noncontrolling interests.
[8]	Includes a net tax charge of CHF 280 million from the excess recognized compensation expense over fair value of shares delivered.
[9]	Includes a net tax charge of CHF 277 million from the excess recognized compensation expense over fair value of shares delivered.
[10]	Paid out of reserves from capital contributions.
[11]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Other commitments" in Note 31 - Guarantees and commitments for further information.
[12]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A.. Refer to "Note 30 - Guarantees and commitments" for further information.